RESTRICTIONS ON CASH AND DIVIDENDS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Average Restriction on Cash and Due From Bank Accounts	$ 84.1	$ 85.9
Restricted Cash	15.8
Subsidiaries [Member]
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Retained Earnings, Unappropriated	660.7
Amount Available for Dividend Distribution without Affecting Capital Adequacy Requirements	$ 155.7